CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2024	Jul. 12, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000		100,000,000
Common stock, shares issued	21,124,057		5,291,381
Common stock, shares outstanding	21,124,057		5,291,381
ConnectM Before Business Combination
Convertible Preferred Shares, authorized			2,517,166
Convertible Preferred Shares, issued			2,427,791
Common stock, par value (in dollars per share)			$ 0.0001	$ 0.0001
Common stock, shares authorized			5,000,000	5,000,000
Common stock, shares issued			1,588,141	1,551,395
Common stock, shares outstanding			1,588,141	1,551,395
ConnectM Before Business Combination | Series Seed Convertible Preferred Shares
Convertible Preferred Shares, authorized			644,030	644,030
Convertible Preferred Shares, issued			644,030	644,030
Convertible Preferred Shares, outstanding			644,030	644,030	644,030
ConnectM Before Business Combination | Series Seed-1 Convertible Preferred Shares
Convertible Preferred Shares, authorized			91,120	91,120
Convertible Preferred Shares, issued			91,120	91,120
Convertible Preferred Shares, outstanding			91,120	91,120	91,120
ConnectM Before Business Combination | Series A1 Convertible Preferred Shares
Convertible Preferred Shares, authorized			743,068	743,068
Convertible Preferred Shares, issued			743,068	743,068
Convertible Preferred Shares, outstanding			743,068	743,068	743,068
ConnectM Before Business Combination | Series B1 Convertible Preferred Shares
Convertible Preferred Shares, authorized			649,843	649,843
Convertible Preferred Shares, issued			649,843	649,843
Convertible Preferred Shares, outstanding			649,843	649,843	649,843
ConnectM Before Business Combination | Series B2 Convertible Preferred Shares
Convertible Preferred Shares, authorized			299,730	299,730
Convertible Preferred Shares, issued			299,730	299,730
Convertible Preferred Shares, outstanding			299,730	299,730	142,730